UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGEX Global Growth Stock
Fund –
.
PAGLX Global Growth Stock
Fund–
.
Advisor  Class
RGGIX Global Growth Stock
Fund–
.
I Class

T. ROWE PRICE Global Growth Stock Fund
HIGHLIGHTS
The Global Growth Stock Fund underperformed its benchmark, the MSCI All
Country World Index Net, and performed in line with the Lipper peer group average for the 12-month reporting period.
Relative underperformance was largely driven by stock selection and an overweight in financials. Our private placement holdings also meaningfully detracted from relative performance. Holdings in the consumer discretionary sector also hurt relative performance. On the positive side, health care names contributed to relative returns. At the regional level, holdings in developed Europe detracted, while stock picks in North America contributed.
We have continued to maintain a broadly balanced portfolio with sector exposures relatively neutral to our core benchmark. Our largest overweights at the end of the reporting period were in materials and industrials and businesses, although these were still relatively modest overweights, and our largest underweights were in consumer discretionary and utilities. At the regional level, emerging markets represent a meaningful overweight due to the structural, long-
term growth drivers we see in select countries.
An environment of higher interest rates and inflation is more challenging for stocks as real growth becomes harder to come by; however, we believe the current macroeconomic backdrop is well suited to our active management style as our fundamental approach to investing and robust global research platform give us an information advantage.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Growth Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Global Growth Stock Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Growth Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the
U.S.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Growth Stock Fund returned 6.95% in the 12-month period ended
October 31, 2023. The fund underperformed the MSCI All Country World
Index Net benchmark, which returned 10.50%, and performed in line with the Lipper Global Multi-Cap Growth Funds Average, which returned 6.82%.
(Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund’s underperformance
was largely driven by stock
selection and an overweight
in financials. Holdings in
consumer discretionary also
hurt relative performance.
Our private placement
holdings were another
meaningful relative detractor.
On the positive side, stock
picks in health care boosted
relative performance. At the
regional level, holdings in
developed Europe detracted the most from relative results, while stock selection in North America helped.
Within financials, our position in discount broker Charles Schwab was the largest relative detractor. Charles Schwab does not carry the same credit risk as banks, but shares were caught in the crossfire of the U.S. regional bank turmoil in March. Cash sorting headwinds further pressured the stock during the period. While the cash sorting issues are likely to pressure near-term earnings,
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Global Growth Stock
Fund –
.
-1.04% 6.95%
Global Growth Stock
Fund–
.
Advisor  Class -1.15 6.79
Global Growth Stock
Fund–
.
I  Class -0.94 7.18
MSCI All Country World
Index Net -1.93 10.50
Lipper Global Multi-Cap
Growth Funds Average -3.01 6.82

T. ROWE PRICE Global Growth Stock Fund

we continue to appreciate the company’s dominant competitive positions in fast-growing wealth channels, which we believe makes Schwab a premier asset gatherer. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Holdings in the consumer discretionary sector also hurt relative returns, most notably our position in electric vehicle maker Rivian Automotive. While shares of Rivian rebounded in the latter part of the period, the stock had previously been weighed down by supply chain constraints and suboptimal operational execution that raised investor concerns about the firm’s cash burn rate. We remain constructive on Rivian, which we believe is well positioned to benefit from the automotive industry’s most powerful trend of electrification as it targets mid-size luxury and large luxury, the largest, most profitable segments of this growing market.
On the positive side, our position in Eli Lilly within the health care sector contributed to relative performance. During the period, shares of Eli Lilly advanced following the U.S. Food and Drug Administration approval of the company’s new diabetes drug tirzepatide. Positive results from a number of other drugs in the company’s pipeline also drove shares higher throughout the year. Shares appreciated further after management increased the company’s
2023 revenue guidance and earnings outlook. We believe the company has several late-stage assets with high probabilities of success that will benefit its visibility and revenue over the next 12 to 18 months. We also expect that Eli
Lilly’s base business will remain stable against competition and drug pricing pressures, and we are encouraged by management’s goal of increasing the company’s operating margin percentage over the next five years.
How is the fund positioned?
For much of the reporting period, markets were able to grind higher as they shrugged off continued interest rate increases, still high inflation, heightened geopolitical risk, and turmoil in the U.S. and European banking sectors.
However, near the end of the year, markets became more volatile as investors began to accept the new economic reality of higher inflation and higher interest rates for longer than most people had expected at the start of the year. This type of environment is challenging for stocks as real growth becomes harder to come by; however, we are optimistic about our ability to find quality companies that can deliver strong, durable growth over the long term, because we believe it means our fundamental approach to investing and robust global research platform give us the information advantage needed to succeed in a volatile and uncertain world.

T. ROWE PRICE Global Growth Stock Fund

At the end of October,
the fund’s largest sector
overweights were in
materials and industrials and
business services, although
these were not generally
significant overweights. Our
largest underweights were
in consumer discretionary
and utilities, and we
meaningfully reduced our
exposure to financials,
though still maintain a
modest overweight.
The consumer discretionary
sector is one of the largest
underweights in the portfolio
and where we meaningfully
reduced our exposure over
the year. The pandemic
pulled forward years of
e-commerce share gains,
and we have an expanded
and diverse set of names levered to that trend. However, recognizing that the world has changed over the last year with consumer trends shifting yet again amid rapidly rising inflation, we have pragmatically scaled back the extent of our e-commerce bet. We have also set a higher bar for higher-valuation, longer-duration growth stocks but are retaining those truly advantaged, disruptive businesses we believe can deliver outsized market share gains and accelerating economic returns over the medium term. Over the period, some of our more notable eliminations were in Porsche, GM, Home Depot, and Etsy, and we also meaningfully trimmed our positions in Tesla, MercadoLibre, and
Rivian. However, we did add high-conviction, durable growth names that we think can do well over the next two to three years, such as Jollibee Foods, Las
Vegas Sands, Yum China, Amadeus IT, Louis Vuitton, and Sony.
We also meaningfully reduced our position in financials, though we still maintain a modest overweight position. The turmoil in the banking sector that occurred earlier in the year appears to have moderated, but with capital market requirements for banks likely to be higher than originally anticipated, we scaled back some of our exposure to U.S. banks. We remain meaningfully underweight European and Japanese banks that broadly have more negative
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Information Technology 21.5% 23.8%
Financials 20.6 16.2
Health Care 12.6 12.2
Industrials and Business
Services 12.6 12.2
Consumer Discretionary 7.3 8.1
Consumer Staples 8.6 7.3
Communication Services 5.7 6.9
Materials 5.9 6.5
Energy 2.9 5.0
Real Estate 1.7 1.0
Utilities 0.5 0.6
Other and Reserves 0.1 0.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Growth Stock Fund

credit exposure and are not as well run as their U.S. counterparts. We have more exposure to insurance companies than we have typically had in the past, as an improving pricing environment and better yields on portfolio investments have created a positive near- and medium-term setup for the group. We continue to own several emerging market financials we believe are undervalued and underappreciated and have exposure to high-quality alternative asset managers and leading capital markets companies as well. Some of our most notable trades included eliminating Goldman Sachs, Wells Fargo, and Signature
Bank, while reducing our exposure to J.P. Morgan Chase & Co. We picked up more nontraditional financials like LPL Financial, AIG, Asia Commercial Bank, and Apollo Global Management.
Regionally, our exposure to developed Europe decreased meaningfully, while our exposure to North America increased. Other regions had more modest changes. We continue to favor fast-growing emerging market countries that have low debt-to-gross domestic product ratios and attractive demographic growth, such as India, Indonesia, and Vietnam. As the growth outlook for the developed world has become less attractive, we think it is prudent to have exposure to regions with real growth that are already used to higher interest rates.
What is portfolio management’s outlook?
Equity markets struggled in recent months, yet year-to-date returns have still exceeded most expectations in a year marked by elevated inflation, meaningfully higher interest rates, and ongoing geopolitical tensions. Markets have begun looking to the other side of post-pandemic normalization, with companies having broadly taken cost actions in recognition of the new reality they face. Exciting developments around generative artificial intelligence have tipped global market sentiment to a “glass half full” mentality, especially for the largest-cap companies with adaptable business models, the most data, and the most processing power.
Even though markets have performed better than we expected thus far in 2023, in our view, it has been more about people’s worst fears avoided rather than about absolute strength. The U.S. has avoided a recession and has been much more resilient than Europe, which continues to be very anemic, and China, which has been incredibly weak following its post-COVID reopening. However,
U.S. growth has still been disappointing in any historical context, and overall global gross domestic product growth projections for 2023 and 2024 are below pre-pandemic levels.

T. ROWE PRICE Global Growth Stock Fund

Headline inflation has shown signs of easing, but wage inflation has proven to be quite sticky. This is making the Federal Reserve’s job harder, and it likely means rates will need to stay higher for longer. Corporate earnings did not collapse as much as feared but are still down year over year, and we are seeing steady negative revisions to 2023 and 2024 numbers. The bank failures earlier in the year did not grow into a global financial crisis, but we have tight liquidity in the system, commercial real estate issues that are starting to feed through, and government fiscal and debt issues. Tensions between the U.S. and China have softened somewhat, but geopolitics remain more challenged than they were pre-pandemic, and we still have war on the ground in Europe and an escalating Israel-Gaza conflict.
We think all of this adds up to a world with higher interest rates, more challenging growth prospects, and likely lower corporate earnings as we move forward. While that may seem gloomy, we believe the more challenging investment environment also means there will be bigger winners and losers, which should provide ample opportunity for active managers. We remain incredibly excited that we have finally exited the COVID era and believe we are entering a time for real quality, durable growth companies—the kind of companies we invest in—to shine.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Growth Stock Fund

RISKS OF INTERNATIONAL INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the
U.S. dollar, which reduces the dollar value of securities denominated in that currency.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Global Growth Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Microsoft, United States 4.4%
Apple, United States 3.4
NVIDIA, United States 2.9
Amazon.com, United States 2.8
Alphabet, United States 2.6
Roper Technologies, United States 2.0
Eli Lilly, United States 1.8
Linde, United States 1.4
Sumber Alfaria Trijaya, Indonesia 1.4
BDO Unibank, Philippines 1.2
Evotec, Germany 1.1
Charles Schwab, United States 1.1
Schlumberger, United States 1.0
Axis Bank, India 0.9
HDFC Bank, India 1.0
SpaceX, United States 0.9
EQT, United States 0.9
Fiserv, United States 0.9
Chubb, United States 0.9
Bank Central Asia, Indonesia 0.9
AstraZeneca, United Kingdom 0.8
McKesson, United States 0.8
Procter & Gamble, United States 0.8
Walmart, United States 0.8
Exxon Mobil, United States 0.8
Total 37.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Growth Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL GROWTH STOCK FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Global Growth Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Growth Stock
Fund –
.
6.95% 8.46% 8.43% – –
Global Growth Stock
Fund–
.
Advisor  Class 6.79 8.22 8.26 – –
Global Growth Stock
Fund–
.
I  Class 7.18 8.65 – 9.57% 3/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Growth Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Growth Stock Fund 0.91%
Global Growth Stock Fund–Advisor Class 1.10
Global Growth Stock Fund–I Class 0.69
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Growth Stock Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL GROWTH STOCK FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $989.60 $4.61
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.57   4.69
Advisor Class
Actual   1,000.00   988.50   5.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.66   5.60
I Class
Actual   1,000.00   990.60   3.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.92%,
the
2
Advisor Class was 1.10%, and the
3
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Growth Stock Fund –
.
15.58% 7.32% 9.32% – –
Global Growth Stock Fund–
.
Advisor  Class 15.37  7.09  9.15  – –
Global Growth Stock Fund–
.
I  Class 15.87  7.52  – 10.19% 3/6/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 30 .27 $ 49 .05 $ 37 .06 $ 28 .60 $ 24 .74
Investment activities
Net investment income (loss)
(1)(2)
0 .08 ( 0 .02 ) ( 0 .03 ) 0 .03 0 .10
Net realized and unrealized gain/
loss 2 .02 ( 14 .93 ) 13 .37 8 .50 4 .15
Total from investment activities 2 .10 ( 14 .95 ) 13 .34 8 .53 4 .25
Distributions
Net investment income — — ( 0 .03 ) ( 0 .07 ) —
Net realized gain ( 0 .02 ) ( 3 .83 ) ( 1 .32 ) — ( 0 .39 )
Total distributions ( 0 .02 ) ( 3 .83 ) ( 1 .35 ) ( 0 .07 ) ( 0 .39 )
Redemption fees added to paid-in
capital
(1)(3)
— — — — —
(4)
NET ASSET VALUE
End of period $ 32 .35 $ 30 .27 $ 49 .05 $ 37 .06 $ 28 .60

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
6 .95% ( 32 .72 ) % 36 .63% 29 .88% 17 .53%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .93% 0 .91% 0 .82% 0 .85% 0 .93%
Net expenses after waivers/
payments by Price Associates 0 .93% 0 .91% 0 .82% 0 .85% 0 .93%
Net investment income (loss) 0 .23% ( 0 .04 ) % ( 0 .06 ) % 0 .09% 0 .37%
Portfolio turnover rate 64 .9% 58 .4% 56 .7% 85 .4% 66 .3%
Net assets, end of period (in
thousands) $333,702 $309,152 $771,508 $482,762 $226,633
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 29 .93 $ 48 .56 $ 36 .78 $ 28 .43 $ 24 .58
Investment activities
Net investment income (loss)
(1)(2)
0 .02 ( 0 .06 ) ( 0 .16 ) ( 0 .07 ) 0 .06
Net realized and unrealized gain/
loss 2 .01 ( 14 .82 ) 13 .26 8 .48 4 .11
Total from investment activities 2 .03 ( 14 .88 ) 13 .10 8 .41 4 .17
Distributions
Net investment income — — — ( 0 .06 ) —
Net realized gain ( 0 .02 ) ( 3 .75 ) ( 1 .32 ) — ( 0 .32 )
Total distributions ( 0 .02 ) ( 3 .75 ) ( 1 .32 ) ( 0 .06 ) ( 0 .32 )
NET ASSET VALUE
End of period $ 31 .94 $ 29 .93 $ 48 .56 $ 36 .78 $ 28 .43
Ratios/Supplemental Data
Total return
(2)(3)
6 .79% ( 32 .87 ) % 36 .24% 29 .63% 17 .25%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .10% 1 .10% 1 .10% 1 .12% 1 .21%
Net expenses after waivers/
payments by Price Associates 1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Net investment income (loss) 0 .05% ( 0 .18 ) % ( 0 .34 ) % ( 0 .20 ) % 0 .21%
Portfolio turnover rate 64 .9% 58 .4% 56 .7% 85 .4% 66 .3%
Net assets, end of period (in
thousands) $13,590 $13,586 $19,156 $13,668 $3,637
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 30 .41 $ 49 .21 $ 37 .16 $ 28 .66 $ 24 .81
Investment activities
Net investment income
(1)(2)
0 .15 0 .09 0 .04 0 .09 0 .16
Net realized and unrealized gain/
loss 2 .03 ( 15 .01 ) 13 .40 8 .49 4 .15
Total from investment activities 2 .18 ( 14 .92 ) 13 .44 8 .58 4 .31
Distributions
Net investment income ( 0 .06 ) — ( 0 .07 ) ( 0 .08 ) ( 0 .06 )
Net realized gain ( 0 .02 ) ( 3 .88 ) ( 1 .32 ) — ( 0 .40 )
Total distributions ( 0 .08 ) ( 3 .88 ) ( 1 .39 ) ( 0 .08 ) ( 0 .46 )
NET ASSET VALUE
End of period $ 32 .51 $ 30 .41 $ 49 .21 $ 37 .16 $ 28 .66
Ratios/Supplemental Data
Total return
(2)(3)
7 .18% ( 32 .57 ) % 36 .83% 30 .00% 17 .78%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .70% 0 .69% 0 .67% 0 .69% 0 .72%
Net expenses after waivers/
payments by Price Associates 0 .69% 0 .69% 0 .67% 0 .69% 0 .69%
Net investment income 0 .47% 0 .25% 0 .09% 0 .27% 0 .59%
Portfolio turnover rate 64 .9% 58 .4% 56 .7% 85 .4% 66 .3%
Net assets, end of period (in
thousands) $578,915 $676,552 $889,213 $659,189 $262,632
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD)  (1) 3,160 3,921
Total Argentina (Cost
$588
)
3,921
AUSTRALIA 0.7%
Common Stocks 0.7%
BHP Group  177,886 5,035
Worley  131,046 1,370
Total Australia (Cost
$6,593
)
6,405
BRAZIL 0.6%
Common Stocks 0.6%
NU Holdings, Class A (USD)  (1) 649,465 5,326
Total Brazil (Cost
$2,513
)
5,326
CANADA 1.3%
Common Stocks 1.2%
National Bank of Canada  (2) 31,969 1,987
Nutrien (USD)  (2) 42,847 2,301
Shopify, Class A (USD)  (1) 69,589 3,284
West Fraser Timber  59,816 4,037
11,609
Limited Partnerships 0.1%
Brookfield Renewable Partners (USD)  42,965 901
901
Total Canada (Cost
$12,502
)
12,510
CAYMAN ISLANDS 0.7%
Convertible Preferred Stocks 0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD)  (1)(3)(4) 24,387 6,158
Total Cayman Islands (Cost
$1,202
)
6,158

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 3.0%
Common Stocks 2.5%
Alibaba Group Holding (HKD)  (1) 542,368 5,584
ANT Group, Acquisition Date: 8/14/23, Cost $765 (USD)  (1)(3)
(4) 765,014 749
China Resources Mixc Lifestyle Services (HKD)  480,400 1,874
JD Health International (HKD)  (1) 187,650 852
Kanzhun, ADR (USD)  (1)(2) 128,761 1,906
Li Auto, Class A (HKD)  (1) 129,000 2,182
PDD Holdings, ADR (USD)  (1) 15,991 1,622
Tencent Holdings (HKD)  133,700 4,948
Wuxi Biologics Cayman (HKD)  (1) 188,000 1,169
Yum China Holdings (USD)  (2) 41,436 2,178
23,064
Common Stocks - China A Shares 0.5%
Hundsun Technologies, A Shares (CNH)  164,380 700
NARI Technology, A Shares (CNH)  779,306 2,406
Shenzhen Inovance Technology, A Shares (CNH)  202,200 1,671
4,777
Total China (Cost
$29,928
)
27,841
DENMARK 0.6%
Common Stocks 0.6%
Novo Nordisk, ADR (USD)  57,100 5,514
Total Denmark (Cost
$5,298
)
5,514
FRANCE 1.9%
Common Stocks 1.9%
Airbus  50,792 6,810
ArcelorMittal  50,488 1,117
EssilorLuxottica  13,357 2,419
Eurofins Scientific  53,985 2,739
LVMH Moet Hennessy Louis Vuitton  2,340 1,675
Schneider Electric  17,384 2,675
Total France (Cost
$15,646
)
17,435

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 4.0%
Common Stocks 3.5%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD)  (1)(3)(4) 1,795 401
Deutsche Telekom  160,351 3,480
Evotec  (1) 570,244 9,860
Hannover Rueck  21,881 4,832
SAP  26,183 3,512
Siemens  29,916 3,970
Symrise  43,022 4,396
Zalando  (1) 87,276 2,041
32,492
Convertible Preferred Stocks 0.2%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD)  (1)(3)(4) 7,214 1,609
1,609
Preferred Stocks 0.3%
Sartorius  (2) 10,171 2,549
2,549
Total Germany (Cost
$40,486
)
36,650
HONG KONG 0.6%
Common Stocks 0.6%
AIA Group  451,200 3,918
Budweiser Brewing APAC  890,100 1,692
Total Hong Kong (Cost
$5,849
)
5,610
INDIA 5.3%
Common Stocks 5.1%
Axis Bank  745,100 8,780
Container Corp. of India  317,417 2,625
Godrej Consumer Products  (1) 231,167 2,757
Havells India  105,378 1,581
HDFC Bank  355,755 6,306
HDFC Bank, ADR (USD)  41,934 2,371
Kotak Mahindra Bank  208,385 4,348
Larsen & Toubro  45,859 1,611
One 97 Communications  (1) 322,453 3,552
Pidilite Industries  53,494 1,581
Reliance Industries  141,805 3,901

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309  (1)(3)(4) 821 797
United Spirits  (1) 234,562 2,904
Voltas  237,430 2,385
Zomato  (1) 1,316,378 1,660
47,159
Convertible Preferred Stocks 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344  (1)(3)(4) 1,977 1,920
1,920
Total India (Cost
$42,791
)
49,079
INDONESIA 2.5%
Common Stocks 2.5%
Bank Central Asia  14,433,600 7,952
Kalbe Farma  25,795,500 2,744
Sumber Alfaria Trijaya  71,294,700 12,975
Total Indonesia (Cost
$10,181
)
23,671
ITALY 0.3%
Common Stocks 0.3%
PRADA (HKD)  417,000 2,512
Total Italy (Cost
$2,644
)
2,512
JAPAN 2.6%
Common Stocks 2.6%
Daiichi Sankyo  264,300 6,815
Daikin Industries  20,200 2,912
Keyence  12,000 4,645
Mitsui  108,100 3,929
Nippon Sanso Holdings  66,500 1,677
Recruit Holdings  93,700 2,687
Sony Group  20,400 1,696
Total Japan (Cost
$20,643
)
24,361
NETHERLANDS 1.6%
Common Stocks 1.6%
Adyen  (1) 1,384 934
Argenx, ADR (USD)  (1) 8,014 3,763

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
ASM International  4,101 1,692
ASML Holding (USD)  7,950 4,761
BE Semiconductor Industries  32,384 3,345
Total Netherlands (Cost
$8,776
)
14,495
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria  461,084 535
Total Nigeria (Cost
$980
)
535
PERU 0.7%
Common Stocks 0.7%
InRetail Peru (USD)  199,835 6,135
Total Peru (Cost
$4,662
)
6,135
PHILIPPINES 2.5%
Common Stocks 2.5%
BDO Unibank  4,745,027 10,681
Jollibee Foods  938,870 3,394
SM Investments  405,646 5,733
Universal Robina  1,853,760 3,574
Total Philippines (Cost
$24,058
)
23,382
PORTUGAL 0.6%
Common Stocks 0.6%
Galp Energia  384,377 5,787
Total Portugal (Cost
$5,425
)
5,787
SINGAPORE 0.3%
Common Stocks 0.3%
Sea, ADR (USD)  (1) 76,028 3,170
Total Singapore (Cost
$2,098
)
3,170
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  4,956 775
Total South Africa (Cost
$697
)
775

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.6%
Common Stocks 0.6%
LG Chem  4,301 1,410
Samsung Electronics  78,059 3,885
Total South Korea (Cost
$4,965
)
5,295
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  50,131 2,861
Total Spain (Cost
$2,816
)
2,861
SWEDEN 0.6%
Common Stocks 0.6%
Assa Abloy, Class B  74,710 1,592
Boliden  86,459 2,216
Hexagon, Class B  211,873 1,727
Total Sweden (Cost
$5,109
)
5,535
SWITZERLAND 0.2%
Common Stocks 0.2%
Nestle  18,973 2,046
Total Switzerland (Cost
$2,251
)
2,046
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing, ADR (USD)  68,744 5,933
Total Taiwan (Cost
$5,862
)
5,933
UNITED KINGDOM 3.5%
Common Stocks 3.2%
Ashtead Group  39,100 2,242
AstraZeneca, ADR (USD)  117,449 7,426
Endava, ADR (USD)  (1)(2) 20,524 1,030
Experian  149,185 4,526
Farfetch, Class A (USD)  (1)(2) 90,376 136
InterContinental Hotels Group  23,770 1,684

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
London Stock Exchange Group  44,195 4,459
Rentokil Initial  754,837 3,844
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD)  (1)(3)(4) 100,647 1,023
Unilever, ADR (USD)  (2) 66,231 3,136
29,506
Convertible Preferred Stocks 0.3%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD)  (1)(3)(4) 168,674 1,713
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523  (1)(3)(4) 77,036 1,670
3,383
Total United Kingdom (Cost
$31,521
)
32,889
UNITED STATES 61.0%
Common Stocks 57.2%
Accenture, Class A  (2) 12,336 3,665
Adobe  (1) 6,149 3,272
Advanced Micro Devices  (1) 44,769 4,410
Agilent Technologies  12,018 1,242
Alnylam Pharmaceuticals  (1)(2) 4,844 735
Alphabet, Class C  (1) 194,915 24,423
Amazon.com  (1) 196,957 26,213
American International Group  98,189 6,020
Amphenol, Class A  56,675 4,565
Apollo Global Management  44,393 3,438
Apple  182,351 31,140
Atlassian, Class A  (1) 13,539 2,446
AvalonBay Communities, REIT  (2) 21,816 3,616
Bank of America  57,796 1,522
BILL Holdings  (1) 14,678 1,340
Cadence Design Systems  (1) 16,442 3,944
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134  (1)(3)
(4) 1,839 1,962
CF Industries Holdings  56,407 4,500
Charles Schwab  187,962 9,782
Chubb  37,238 7,992
Cigna Group  22,272 6,886
Citigroup  72,126 2,848
Colgate-Palmolive  67,024 5,035
Confluent, Class A  (1) 41,647 1,204
ConocoPhillips  49,035 5,825
Constellation Brands, Class A  10,921 2,557
Constellation Energy  43,700 4,935
Coupang  (1) 136,974 2,329

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CSX (2) 183,833 5,487
Cummins  9,588 2,074
Danaher  7,619 1,463
Darling Ingredients  (1) 36,431 1,614
DoorDash, Class A  (1)(2) 12,236 917
Elevance Health  (2) 9,559 4,302
Eli Lilly  29,421 16,297
EOG Resources  (2) 39,348 4,968
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,316  (1)(3)(4) 7,021 4,849
EQT  199,043 8,435
Equity LifeStyle Properties, REIT  (2) 35,851 2,359
Exxon Mobil  67,500 7,145
FedEx  11,103 2,666
Fifth Third Bancorp  135,568 3,214
Fiserv  (1) 73,876 8,403
Freeport-McMoRan  168,997 5,709
General Electric  58,263 6,329
Hess  7,805 1,127
Hubbell  5,576 1,506
HubSpot  (1)(2) 3,308 1,402
Huntington Bancshares  (2) 216,204 2,086
IDEX  12,161 2,328
Intuit  7,199 3,563
Intuitive Surgical  (1) 18,451 4,838
JB Hunt Transport Services  12,243 2,104
JPMorgan Chase  29,524 4,106
KKR  12,557 696
Las Vegas Sands  51,842 2,460
Liberty Media Corp-Liberty Formula One, Class C  (1)(2) 75,189 4,864
Linde  34,264 13,094
LPL Financial Holdings  18,828 4,227
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153  (1)(3)(4) 2,372 46
Marsh & McLennan  9,215 1,748
Mastercard, Class A  18,370 6,914
McKesson  16,061 7,314
Meta Platforms, Class A  (1) 23,132 6,969
MetLife  68,868 4,133
Microsoft  120,135 40,619
MongoDB  (1)(2) 3,974 1,369
Monster Beverage  (1) 42,103 2,151
Morgan Stanley  30,554 2,164
Netflix  (1) 14,833 6,107
NVIDIA  64,988 26,502
Old Dominion Freight Line  (2) 4,950 1,864

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
ON Semiconductor  (1)(2) 9,678 606
Paylocity Holding  (1) 12,109 2,172
Procter & Gamble  47,806 7,172
Rivian Automotive, Class A  (1)(2) 132,029 2,141
Roper Technologies  38,160 18,644
Salesforce  (1) 23,468 4,713
Schlumberger  163,906 9,123
ServiceNow  (1)(2) 9,342 5,436
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859  (1)(3)(4) 32,874 720
Stryker  22,421 6,059
Synopsys  (1) 7,487 3,515
Teledyne Technologies  (1) 10,665 3,995
Tesla  (1) 22,117 4,442
Thermo Fisher Scientific  10,126 4,504
Trade Desk, Class A  (1) 20,938 1,486
Trimble  (1) 12,739 600
UnitedHealth Group  11,382 6,096
Veeva Systems, Class A  (1) 9,202 1,773
Vertex Pharmaceuticals  (1) 9,664 3,499
Vulcan Materials  9,634 1,893
Walmart  43,846 7,165
Waste Connections  37,327 4,834
Weyerhaeuser, REIT  58,270 1,672
Workday, Class A  (1) 17,818 3,772
Zoetis  21,974 3,450
529,860
Convertible Preferred Stocks 3.8%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150  (1)(3)(4) 88 94
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17  (1)(3)(4) 10 11
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107  (1)
(3)(4) 15,066 1,107
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528  (1)(3)(4) 344,903 4,528
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614  (1)(3)(4) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762  (1)(3)(4) 79,700 2,870
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799  (1)(3)(4) 12,400 446
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001  (1)(3)(4) 84,400 4,029
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879  (1)(3)(4) 39,374 1,879
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863  (1)(3)(4) 621,837 5,863

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846  (1)(3)(4) 20,496 416
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163  (1)(3)
(4) 10,605 8,590
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587  (1)
(3)(4) 30,126 1,362
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209  (1)(3)
(4) 2,283 103
34,912
Total United States (Cost
$424,766
)
564,772
VIETNAM 2.6%
Common Stocks 2.6%
Asia Commercial Bank  4,803,600 4,455
FPT  1,839,376 6,436
Masan Group  (1) 2,201,670 5,227
Military Commercial Joint Stock Bank  7,333,459 5,432
Vietnam Technological & Commercial Joint Stock Bank  (1) 2,198,700 2,491
Total Vietnam (Cost
$23,421
)
24,041
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 1,292 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 21,451,464 21,451
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 21,451
Total Securities Lending Collateral (Cost $21,451) 21,451
Total Investments in Securities
102.1% of Net Assets
(Cost $765,723) $ 946,096

T. ROWE PRICE Global Growth Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$58,529 and represents 6.3% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 46++
Totals $ —# $ — $ 46+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 34,259  ¤   ¤ $ 21,452
Total $ 21,452^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $46 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,452.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
ok
Assets
Investments in securities, at value (cost $765,723) $ 946,096
Receivable for investment securities sold 6,435
Foreign currency (cost $1,371) 1,366
Receivable for shares sold 481
Dividends and interest receivable 332
Other assets 715
Total assets 955,425
Liabilities
Obligation to return securities lending collateral 21,480
Payable for investment securities purchased 5,006
Payable for shares redeemed 808
Investment management fees payable 517
Due to affiliates 111
Other liabilities 1,296
Total liabilities 29,218
NET ASSETS $ 926,207

T. ROWE PRICE Global Growth Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 64,001
Paid-in capital applicable to 28,549,505 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 862,206
NET ASSETS $ 926,207
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $333,702; Shares outstanding: 10,316,317) $ 32.35
Advisor Class
(Net assets: $13,590; Shares outstanding: 425,498) $ 31.94
I Class
(Net assets: $578,915; Shares outstanding: 17,807,690) $ 32.51

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $595) $ 10,507
Other, non cash 772
Securities lending 50
Other 1
Total income 11,330
Expenses
Investment management 6,241
Shareholder servicing
Investor Class $ 802
Advisor Class 22
I Class 67 891
Rule 12b-1 fees
Advisor Class 35
Prospectus and shareholder reports
Investor Class 45
Advisor Class 1
I Class 13 59
Custody and accounting 246
Registration 85
Legal and audit 69
Proxy and annual meeting 23
Directors 3
Miscellaneous 50
Waived / paid by Price Associates (56)
Total expenses 7,646
Net investment income 3,684

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $467) 24,346
Foreign currency transactions (659)
Net realized gain 23,687
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $144 ) 42,267
Other assets and liabilities denominated in foreign currencies 153
Change in net unrealized gain / loss 42,420
Net realized and unrealized gain / loss 66,107
INCREASE IN NET ASSETS FROM OPERATIONS
$ 69,791

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,684 $ 1,725
Net realized gain (loss) 23,687 (117,253)
Change in net unrealized gain / loss 42,420 (418,292)
Increase (decrease) in net assets from operations 69,791 (533,820)
Distributions to shareholders
Net earnings
Investor Class (234) (60,371)
Advisor Class (10) (1,477)
I Class (1,526) (69,872)
Decrease in net assets from distributions (1,770) (131,720)
Capital share transactions
*
Shares sold
Investor Class 86,774 114,109
Advisor Class 1,661 2,342
I Class 53,797 230,207
Distributions reinvested
Investor Class 211 56,517
Advisor Class 10 1,477
I Class 1,507 69,846
Shares redeemed
Investor Class (84,858) (352,932)
Advisor Class (2,572) (1,536)
I Class (197,634) (135,077)
Decrease in net assets from capital share
transactions (141,104) (15,047)

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Decrease during period (73,083) (680,587)
Beginning of period 999,290 1,679,877
End of period $ 926,207 $ 999,290
*Share information (000s)
Shares sold
Investor Class 2,687 2,955
Advisor Class 52 67
I Class 1,641 6,388
Distributions reinvested
Investor Class 7 1,332
Advisor Class – 35
I Class 50 1,642
Shares redeemed
Investor Class (2,593) (9,801)
Advisor Class (81) (43)
I Class (6,133) (3,852)
Decrease in shares outstanding (4,370) (1,277)

T. ROWE PRICE Global Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S. The fund has three classes of shares: the Global Growth Stock Fund
(Investor Class), the Global Growth Stock Fund–Advisor Class (Advisor Class), and
the Global Growth Stock Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Global Growth Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2023, the fund realized
$4,471,000 of net gain on $10,051,000 of in-kind redemptions.

T. ROWE PRICE Global Growth Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Global Growth Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE

T. ROWE PRICE Global Growth Stock Fund

will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2023, totaled $(10,672,000) for the year ended October 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 580,061 $ 282,604 $ 10,547 $ 873,212
Convertible Preferred Stocks — — 47,982 47,982
Limited Partnerships 901 — — 901
Preferred Stocks — 2,549 — 2,549
Short-Term Investments 1 — — 1
Securities Lending Collateral 21,451 — — 21,451
Total $ 602,414 $ 285,153 $ 58,529 $ 946,096
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
10/31/23
Investment in Securities
Common Stocks $ 14,294 $ (2,920) $ 766 $ (1,593) $ 10,547
Convertible Preferred Stocks 53,757 (7,642) 2,138 (271) 47,982
Total $ 68,051 $ (10,562) $ 2,904 $ (1,864) $ 58,529

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 10,547 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
6.0x 6.0x Increase
Sales growth
rate
23%
– 35%
32% Increase
Enterprise
value to gross
profit multiple
9.5x 9.5x Increase
Gross profit
growth rate
19%
– 37%
29% Increase
Projected
enterprise
value to sales
multiple
8.8x
– 14.8x
10.9x Increase
Projected
enterprise
value to gross
profit multiple
11.0x
– 18.9x
13.8x Increase
Premium
to public
company
multiples
94%
– 149%
122% Increase
Discount
to public
company
multiples
4% – 7% 6% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 47,982 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
9.5x 9.5x Increase
Gross profit
growth rate
24%
– 37%
31% Increase
Enterprise
value to sales
multiple
1.4x
– 6.0x
3.7x Increase
Sales growth
rate
18%
– 43%
28% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Gross
merchandise
value growth
rate
28% 28% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 14.8x
5.4x Increase
Projected
enterprise
value to gross
profit multiple
11.0x
– 18.9x
14.7x Increase
Projected
enterprise
value to EBIT
multiple
12.7x
– 18.2x
15.5x Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBIT growth
rate
22% 22% Increase
Premium
to public
company
multiples
2%
– 149%
32% Increase
Discount
to public
company
multiples
29%
– 35%
32% Decrease
Discount rate
for cost of
capital
25% 25% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$21,272,000; the value of cash collateral and related investments was $21,480,000.

T. ROWE PRICE Global Growth Stock Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $635,007,000 and $776,324,000, respectively, for the year ended
October 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, the character of net currency gains or losses, the character of income on passive foreign investment companies, the recharacterization of distributions and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 1,770 $ 82,866
Long-term capital gain — 48,854
Total distributions $ 1,770 $ 131,720

T. ROWE PRICE Global Growth Stock Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change
($000s)
Cost of investments $ 783,367
Unrealized appreciation $ 231,322
Unrealized depreciation (69,792)
Net unrealized appreciation (depreciation) $ 161,530
($000s)
Undistributed ordinary income $ 2,610
Net unrealized appreciation (depreciation) 161,530
Loss carryforwards and deferrals (100,139)
Total distributable earnings (loss) $ 64,001

T. ROWE PRICE Global Growth Stock Fund

in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2023.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Growth Stock Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $65,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $540,000 for T. Rowe Price Services, Inc.; and $7,000 for T. Rowe
Advisor Class I Class
Expense limitation/I Class Limit 1.10% 0.05%
Expense limitation date 02/28/25 02/28/25
(Waived)/repaid during the period ($000s) $—
(1)
$(56)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Global Growth Stock Fund

Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of October 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 302,683 shares of the I Class, representing 2% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2023, this reimbursement amounted to $41,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Global Growth Stock Fund

NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2023, the fund incurred $9,000 in interest expense related to outstanding borrowings on five days in the average amount of
$12,760,000 and at an average annual rate of 5.42%. At October 31, 2023, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Growth Stock Fund

NOTE 9 - SUBSEQUENT EVENT
Effective November 1, 2023, the fund’s Investor Class (class) is subject to a contractual expense limitation through February 28, 2025. During the limitation period, Price
Associates is required to waive or pay any class operating expenses excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses that would otherwise cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed its expense limitation of 0.99%. Any class expenses waived or paid by Price
Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by Price
Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by
Price Associates.

T. ROWE PRICE Global Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Growth Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Growth Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October
31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $669,000 from short-term capital gains.
For taxable non-corporate shareholders, $9,626,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $4,767,000 of the fund's income qualifies for the dividends-
received deduction.

T. ROWE PRICE Global Growth Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Global Growth Stock Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global Growth Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Growth Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Growth Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global Growth Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Growth Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146025 F174-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023